Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.1%

Australia — 7.0%
ALS Ltd.	35,535	$613,389
ANZ Group Holdings Ltd.	170,352	4,379,781
APA Group	92,907	576,662
Aristocrat Leisure Ltd.	31,526	1,182,901
ASX Ltd.	14,692	589,553
Atlas Arteria Ltd.	97,265	338,651
Aurizon Holdings Ltd.	168,132	434,626
BHP Group Ltd.	268,659	9,517,731
Brambles Ltd.	80,850	1,268,724
CAR Group Ltd.	25,255	488,310
Charter Hall Group	35,827	577,519
Cochlear Ltd.	4,024	758,596
Coles Group Ltd.	79,860	1,190,529
Commonwealth Bank of Australia	91,172	9,539,704
Computershare Ltd.	33,557	768,958
CSL Ltd.	26,384	3,353,242
Dexus	88,246	415,435
EBOS Group Ltd.	9,494	147,638
Endeavour Group Ltd.	123,264	319,505
Evolution Mining Ltd.	125,599	1,294,309
Fortescue Ltd.	92,275	1,357,508
Glencore PLC*	565,272	3,872,656
Goodman Group	111,978	2,410,651
GPT Group (The)	174,970	648,423
HUB24 Ltd.	5,375	382,156
Insurance Australia Group Ltd.	145,609	775,248
Lottery Corp., Ltd. (The)	155,601	561,382
Macquarie Group Ltd.	20,018	2,975,529
Medibank Pvt Ltd.	194,347	629,012
Mineral Resources Ltd.*	10,999	440,361
Mirvac Group	320,889	449,598
National Australia Bank Ltd.	171,905	5,222,964
Origin Energy Ltd.	102,229	845,075
PLS Group Ltd.*	181,239	544,688
Pro Medicus Ltd.	3,241	418,041
QBE Insurance Group Ltd.	89,059	1,231,584
Ramsay Health Care Ltd.	14,046	357,780
REA Group Ltd.	3,285	436,673
Region Group	206,189	333,670
Rio Tinto Ltd.	21,590	2,292,175
Rio Tinto PLC	57,371	5,304,651
Santos Ltd.	198,746	976,013
Scentre Group	384,407	1,098,729
SEEK Ltd.	25,417	373,389
Sonic Healthcare Ltd.	32,580	523,809
South32 Ltd.	291,476	943,374
Steadfast Group Ltd.	95,020	348,142
Stockland	191,894	724,585
Suncorp Group Ltd.	69,474	827,390
Technology One Ltd.	21,025	371,025
Telstra Group Ltd.	258,037	882,147
Transurban Group	182,316	1,781,714
Treasury Wine Estates Ltd.	52,538	197,277
Vicinity Ltd.	297,974	513,514
Wesfarmers Ltd.	64,757	3,781,669
Westpac Banking Corp.	192,026	5,222,214
WiseTech Global Ltd.	11,155	453,249
Woodside Energy Group Ltd.	109,143	1,939,793
Woolworths Group Ltd.	71,878	1,557,957
Total Australia		91,761,578

Austria — 0.3%
ANDRITZ AG	4,974	431,966
Erste Group Bank AG	16,130	2,101,210
	Shares	Value
Common Stocks (continued)

Austria (continued)
Mondi PLC	26,387	$309,230
OMV AG	10,169	605,485
Raiffeisen Bank International AG	9,188	466,516
Strabag SE, Bearer	1,966	204,650
Verbund AG(a)	4,359	321,254
Total Austria		4,440,311

Belgium — 0.8%
Ageas SA	10,949	780,880
Anheuser-Busch InBev SA	48,507	3,467,011
D’ieteren Group(a)	1,422	326,327
Groupe Bruxelles Lambert NV	5,590	531,349
KBC Group NV	12,532	1,772,651
Lotus Bakeries NV(a)	24	282,662
Sofina SA	1,178	344,748
Syensqo SA(a)	4,206	355,362
UCB SA	6,489	1,971,604
Warehouses De Pauw CVA	12,123	344,690
Total Belgium		10,177,284

Brazil — 0.0%(b)
Yara International ASA	10,077	465,268

Cambodia — 0.0%(b)
NagaCorp Ltd.	58,416	34,408

Chile — 0.1%
Antofagasta PLC	18,988	950,533

China — 0.5%
AAC Technologies Holdings, Inc.	46,290	219,308
BOC Aviation Ltd.	19,183	199,206
BOC Hong Kong Holdings Ltd.	222,459	1,174,720
Lenovo Group Ltd.(a)	456,282	518,814
MMG Ltd.*(a)	245,461	323,418
Nexteer Automotive Group Ltd.	54,502	46,479
Prosus NV*	65,385	3,769,100
Shenzhou International Group Holdings Ltd.	49,848	397,650
Wilmar International Ltd.	157,277	420,149
Xinyi Glass Holdings Ltd.(a)	139,156	182,104
Total China		7,250,948

Denmark — 1.6%
Carlsberg A/S, Class B	4,813	654,032
Coloplast A/S, Class B	7,205	615,223
Danske Bank A/S	35,465	1,816,415
DSV A/S	10,390	2,928,043
Genmab A/S*	3,441	1,108,408
Novo Nordisk A/S, Class B	169,417	9,973,882
Novonesis Novozymes B, Class B	19,580	1,203,085
Orsted A/S*	25,558	576,533
Pandora A/S	4,284	347,377
Tryg A/S	19,690	480,236
Vestas Wind Systems A/S	56,479	1,724,368
Total Denmark		21,427,602

Finland — 1.0%
Elisa OYJ	9,187	406,135
Fortum OYJ	23,472	556,098
Kesko OYJ, B Shares	16,712	424,271
Kone OYJ, Class B	17,223	1,242,069

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Finland (continued)
Metso Outotec OYJ(a)	37,265	$732,151
Neste OYJ	22,311	572,254
Nokia OYJ	272,717	1,759,758
Nordea Bank Abp	175,302	3,402,475
Orion OYJ, Class B	6,145	509,171
Sampo OYJ, A Shares	142,466	1,593,162
Stora Enso OYJ, R Shares(a)	31,853	369,013
UPM-Kymmene OYJ(a)	28,314	787,192
Wartsila OYJ Abp	25,236	1,026,757
Total Finland		13,380,506

France — 7.6%
Accor SA	13,223	721,415
Air Liquide SA	31,605	5,938,392
Airbus SE	31,495	7,246,345
Alstom SA*(a)	20,027	643,757
Arkema SA	3,904	236,168
AXA SA	92,419	4,225,252
BioMerieux	2,919	339,621
BNP Paribas SA	53,967	5,855,231
Bouygues SA	12,748	691,709
Capgemini SE	8,622	1,345,745
Carrefour SA	33,196	546,566
Cie de Saint-Gobain SA	24,976	2,472,701
Cie Generale des Etablissements Michelin SCA	39,979	1,491,044
Danone SA	35,979	2,818,123
Dassault Systemes SE	37,278	1,029,759
Edenred SE	14,151	297,471
Eiffage SA	4,719	701,467
Engie SA	99,380	2,967,520
EssilorLuxottica SA	15,624	4,793,630
Gecina SA, Class Series 2022-P1 C, 3.30%, expires 4/10/28	4,079	375,834
Getlink SE	21,042	418,297
Hermes International SCA	1,831	4,419,685
Kering SA	3,866	1,214,880
Klepierre SA	14,058	542,532
Legrand SA	14,756	2,369,864
L’Oreal SA	12,225	5,628,346
LVMH Moet Hennessy Louis Vuitton SE	13,574	8,831,546
Orange SA	124,499	2,313,491
Pernod Ricard SA	10,412	929,992
Publicis Groupe SA	12,969	1,299,091
Renault SA	10,552	400,197
Rexel SA	13,516	571,461
Safran SA	18,811	6,735,957
Sartorius Stedim Biotech	1,605	359,539
Societe Generale SA	39,058	3,429,157
Sodexo SA(a)	5,346	274,366
Teleperformance SE	3,091	200,776
Thales SA	5,136	1,564,177
TotalEnergies SE	101,047	7,350,905
Unibail-Rodamco-Westfield*	7,201	796,704
Veolia Environnement SA	34,905	1,313,433
Vinci SA	27,720	3,995,191
Total France		99,697,337

Germany — 7.8%
adidas AG	9,201	1,632,598
Allianz SE	21,197	9,375,722
BASF SE	49,855	2,725,899
Bayer AG	53,992	2,862,171
Bayerische Motoren Werke AG	19,425	2,020,193
	Shares	Value
Common Stocks (continued)

Germany (continued)
Bechtle AG	5,618	$293,004
Beiersdorf AG	5,992	716,049
Brenntag SE	7,849	479,953
Commerzbank AG	38,186	1,575,903
Continental AG	6,642	526,568
CTS Eventim AG & Co. KGaA	3,681	310,699
Daimler Truck Holding AG	28,975	1,411,901
Deutsche Bank AG	99,125	3,926,887
Deutsche Boerse AG	10,302	2,614,167
Deutsche Lufthansa AG	41,141	425,809
Deutsche Post AG	51,196	2,882,051
Deutsche Telekom AG	188,586	6,320,002
E.ON SE	126,337	2,685,063
Fresenius Medical Care AG	12,403	559,373
Fresenius SE & Co. KGaA	23,845	1,339,221
GEA Group AG	9,428	677,450
Hannover Rueck SE	3,652	1,037,495
Heidelberg Materials AG	7,068	1,944,881
Henkel AG & Co. KGaA	6,069	502,874
Infineon Technologies AG	71,188	3,523,915
KION Group AG	4,752	337,498
Knorr-Bremse AG	4,375	512,407
LEG Immobilien SE	4,940	357,315
Mercedes-Benz Group AG	41,905	2,880,975
Merck KGaA	7,456	1,113,637
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,177	4,374,949
Nemetschek SE	3,552	312,487
RENK Group AG	4,279	275,143
Rheinmetall AG	2,421	5,130,995
RWE AG	37,603	2,394,195
SAP SE	55,159	11,192,176
Scout24 SE	4,672	467,156
Siemens AG	39,499	12,043,582
Siemens Energy AG*	40,015	6,881,163
Siemens Healthineers AG	17,408	873,320
Vonovia SE	40,019	1,171,652
Zalando SE*	13,654	395,368
Total Germany		103,083,866

Hong Kong — 1.7%
AIA Group Ltd.	574,188	6,642,750
ASMPT Ltd.	25,141	334,475
CK Asset Holdings Ltd.	123,434	724,511
CLP Holdings Ltd.	101,046	956,804
Henderson Land Development Co., Ltd.	112,122	446,782
Hong Kong & China Gas Co., Ltd.	725,781	684,918
Hong Kong Exchanges & Clearing Ltd.	65,724	3,637,260
Hongkong Land Holdings Ltd.	72,269	613,564
Link REIT	161,454	742,593
MTR Corp., Ltd.(a)	127,265	563,507
Power Assets Holdings Ltd.	88,829	689,845
Prudential PLC	136,184	2,250,952
Sino Land Co., Ltd.	318,569	480,523
Sun Hung Kai Properties Ltd.	87,855	1,414,059
Swire Pacific Ltd., Class A	31,280	301,998
Techtronic Industries Co., Ltd.	81,103	1,105,993
WH Group Ltd.	501,608	589,621
Wharf Real Estate Investment Co., Ltd.	110,662	385,136
Total Hong Kong		22,565,291

Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	10,201	742,327

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Ireland — 0.3%
AIB Group PLC	117,367	$1,319,468
Bank of Ireland Group PLC	53,511	1,091,444
Kerry Group PLC, Class A	9,065	806,659
Kingspan Group PLC	8,291	724,962
Total Ireland		3,942,533

Israel — 1.1%
Bank Hapoalim BM	95,606	2,378,085
Bank Leumi Le-Israel BM	108,081	2,613,543
Big Shopping Centers Ltd.	3,901	943,945
Camtek Ltd.*	3,247	502,432
Elbit Systems Ltd.	1,080	768,133
ICL Group Ltd.	59,797	326,616
Israel Discount Bank Ltd., Class A	113,266	1,343,256
Migdal Insurance & Financial Holdings Ltd.*	171,208	925,179
Mizrahi Tefahot Bank Ltd.	16,549	1,303,400
Nice Ltd.*	3,135	335,878
Shufersal Ltd.	16,953	219,647
Teva Pharmaceutical Industries Ltd.*	59,587	1,947,414
Tower Semiconductor Ltd.*	7,673	1,046,273
Total Israel		14,653,801

Italy — 3.0%
Banca Monte dei Paschi di Siena SpA	114,227	1,186,869
Banco BPM SpA	87,786	1,317,970
BPER Banca SpA	86,256	1,216,499
Brunello Cucinelli SpA(a)	2,503	240,003
Coca-Cola HBC AG*	11,803	639,768
Davide Campari-Milano NV(a)	39,319	279,908
Enel SpA	427,345	4,732,122
Eni SpA	120,627	2,472,008
Ferrari NV	6,619	2,211,110
FinecoBank Banca Fineco SpA	41,278	1,097,532
Generali(a)	58,091	2,376,632
Intesa Sanpaolo SpA	847,993	6,018,614
Leonardo SpA	23,032	1,542,627
Mediobanca Banca di Credito Finanziario SpA	8,507	178,423
Moncler SpA	13,781	803,501
Nexi SpA(a)	31,369	134,532
PRADA SpA	32,554	166,903
Prysmian SpA	17,044	2,036,772
Recordati Industria Chimica e Farmaceutica SpA	8,177	450,787
Snam SpA(a)	159,568	1,100,639
Telecom Italia SpA*	1,057,228	716,910
Terna - Rete Elettrica Nazionale	105,267	1,142,862
UniCredit SpA	82,813	7,236,212
Total Italy		39,299,203

Ivory Coast (Cote D’Ivoire) — 0.1%
Endeavour Mining PLC	12,613	730,752

Japan — 22.9%
Advantest Corp.	39,775	6,576,309
Aeon Co., Ltd.	150,482	2,063,201
AGC, Inc.	17,083	631,116
Aisin Corp.	39,300	704,042
Ajinomoto Co., Inc.	58,355	1,331,580
Aozora Bank Ltd.(a)	16,079	260,791
Asahi Group Holdings Ltd.	93,153	973,741
Asahi Intecc Co., Ltd.	16,399	273,210
	Shares	Value
Common Stocks (continued)

Japan (continued)
Asahi Kasei Corp.	100,187	$973,878
Asics Corp.	38,486	926,847
Astellas Pharma, Inc.	111,245	1,546,151
Bandai Namco Holdings, Inc.	32,360	841,201
BayCurrent, Inc.	8,368	295,153
Bic Camera, Inc.(a)	16,727	186,235
Bridgestone Corp.	72,977	1,648,677
Brother Industries Ltd.	19,123	389,501
Canon, Inc.	52,361	1,590,246
Capcom Co., Ltd.	20,992	535,618
Central Japan Railway Co.	53,505	1,493,881
Chubu Electric Power Co., Inc.	53,285	776,857
Chugai Pharmaceutical Co., Ltd.	35,561	2,028,863
CyberAgent, Inc.	30,423	276,205
Dai Nippon Printing Co., Ltd.	31,549	566,005
Daifuku Co., Ltd.	22,343	802,123
Dai-ichi Life Holdings, Inc.	201,348	1,765,352
Daiichi Sankyo Co., Ltd.	100,620	1,849,853
Daikin Industries Ltd.	15,758	1,898,499
Daito Trust Construction Co., Ltd.	23,792	483,521
Daiwa House Industry Co., Ltd.	37,854	1,290,756
Daiwa Securities Group, Inc.	101,396	988,259
Daiwa Securities Living Investments Corp.	513	381,774
Denso Corp.	109,934	1,527,217
Dentsu Group, Inc.*(a)	14,770	286,524
Disco Corp.	4,918	2,110,219
East Japan Railway Co.	65,342	1,649,011
Ebara Corp.	29,908	902,707
Eisai Co., Ltd.	16,627	464,664
ENEOS Holdings, Inc.	169,287	1,424,991
FANUC Corp.	54,490	2,214,429
Fast Retailing Co., Ltd.	9,802	3,736,274
Fuji Electric Co., Ltd.	9,763	695,549
FUJIFILM Holdings Corp.	70,223	1,405,279
Fujikura Ltd.	15,272	1,937,463
Fujitsu Ltd.	96,230	2,671,808
GLP J-Reit	517	476,581
Hamamatsu Photonics K.K.	24,012	266,489
Hankyu Hanshin Holdings, Inc.	20,610	576,642
Hikari Tsushin, Inc.	1,272	350,530
Hirose Electric Co., Ltd.	3,034	326,195
Hitachi Ltd.	238,228	8,279,141
Honda Motor Co., Ltd.	214,655	2,163,805
Hoya Corp.	18,903	3,170,106
Idemitsu Kosan Co., Ltd.	58,477	495,269
IHI Corp.	53,787	1,244,082
Inpex Corp.	57,114	1,274,754
Isetan Mitsukoshi Holdings Ltd.	21,483	344,750
Isuzu Motors Ltd.	38,901	626,663
ITOCHU Corp.	346,434	4,426,432
J Front Retailing Co., Ltd.	20,546	300,145
Japan Logistics Fund, Inc.	553	362,429
Japan Post Bank Co., Ltd.	115,793	2,056,741
Japan Post Holdings Co., Ltd.	110,602	1,329,647
Japan Steel Works Ltd. (The)	4,809	266,076
Japan Tobacco, Inc.	67,762	2,451,573
Kajima Corp.	30,314	1,238,028
Kansai Electric Power Co., Inc. (The)	59,260	948,099
Kao Corp.	28,675	1,149,900
Kawasaki Heavy Industries Ltd.	9,766	815,099
Kawasaki Kisen Kaisha Ltd.(a)	23,221	335,535
KDDI Corp.	160,644	2,714,369
Keio Corp.	11,022	275,586
Keisei Electric Railway Co., Ltd.	33,078	261,819
Kewpie Corp.	13,872	389,830

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Keyence Corp.	10,432	$3,816,816
Kikkoman Corp.(a)	49,899	449,790
Kintetsu Group Holdings Co., Ltd.(a)	17,628	366,479
Kirin Holdings Co., Ltd.	60,844	943,465
Kobe Bussan Co., Ltd.	9,783	241,309
Kobe Steel Ltd.	29,153	420,778
Koito Manufacturing Co., Ltd.	20,142	315,396
Komatsu Ltd.	55,680	2,140,067
Konami Group Corp.	5,703	830,717
Kotobuki Spirits Co., Ltd.	10,894	126,270
K’s Holdings Corp.	21,353	222,652
Kubota Corp.	65,949	1,013,005
Kuraray Co., Ltd.	28,347	306,054
Kurita Water Industries Ltd.	10,232	511,600
Kyocera Corp.	88,285	1,320,898
Kyoto Financial Group, Inc.	23,172	559,847
Kyowa Kirin Co., Ltd.	20,561	333,820
Kyushu Electric Power Co., Inc.	34,717	387,657
Lasertec Corp.(a)	4,541	1,071,224
Lion Corp.	23,866	256,359
Lixil Corp.	28,328	325,498
LY Corp.	170,937	439,476
M3, Inc.	26,045	322,566
Makita Corp.	16,563	574,540
Marubeni Corp.	85,016	2,818,986
Marui Group Co., Ltd.	18,973	372,179
MatsukiyoCocokara & Co.	25,040	402,237
MEIJI Holdings Co., Ltd.	22,202	521,443
MINEBEA MITSUMI, Inc.	28,433	577,839
MISUMI Group, Inc.	19,371	320,464
Mitsubishi Chemical Group Corp.	109,276	722,556
Mitsubishi Corp.	178,614	4,743,819
Mitsubishi Electric Corp.	112,307	3,516,419
Mitsubishi Estate Co., Ltd.	68,174	1,741,252
Mitsubishi Heavy Industries Ltd.	174,513	5,112,305
Mitsubishi UFJ Financial Group, Inc.	600,411	10,915,679
Mitsui & Co., Ltd.	141,629	4,622,728
Mitsui Chemicals, Inc.	32,736	478,753
Mitsui Fudosan Co., Ltd.	156,124	1,788,858
Mitsui OSK Lines Ltd.(a)	19,916	624,747
Mizuho Financial Group, Inc.	136,796	6,015,087
Modec, Inc.	4,016	390,510
Money Forward, Inc.*	3,733	94,450
Morinaga Milk Industry Co., Ltd.	8,877	229,032
MS&AD Insurance Group Holdings, Inc.	72,553	1,849,335
Murata Manufacturing Co., Ltd.	95,761	1,946,755
NEC Corp.	71,420	2,412,150
Nexon Co., Ltd.	25,390	606,193
NGK Insulators Ltd.	27,998	669,549
NH Foods Ltd.	10,423	470,812
NIDEC CORP	54,869	784,656
Nintendo Co., Ltd.	54,790	3,571,331
Nippon Building Fund, Inc.	747	694,895
NIPPON EXPRESS HOLDINGS INC	18,694	424,996
Nippon Paint Holdings Co., Ltd.(a)	60,947	404,772
Nippon Prologis REIT, Inc.	710	415,616
Nippon Sanso Holdings Corp.	13,722	417,015
Nippon Steel Corp.	311,869	1,305,823
Nippon Yusen K.K.(a)	23,908	786,084
Nissan Chemical Corp.	11,210	386,820
Nissan Motor Co., Ltd.*(a)	140,810	344,403
Nisshin Seifun Group, Inc.	30,613	389,757
Nissin Foods Holdings Co., Ltd.(a)	16,866	342,218
Nitto Denko Corp.	43,447	964,926
Nomura Holdings, Inc.	183,214	1,678,215
	Shares	Value
Common Stocks (continued)

Japan (continued)
Nomura Real Estate Master Fund, Inc.	474	$513,454
Nomura Research Institute Ltd.	25,680	782,586
NSK Ltd.	68,123	474,291
NTT, Inc.	1,699,486	1,706,537
Obayashi Corp.	48,744	1,101,843
Obic Co., Ltd.	22,994	640,511
Odakyu Electric Railway Co., Ltd.	29,676	318,768
Oji Holdings Corp.	83,855	497,498
Olympus Corp.	63,535	758,252
Omron Corp.	13,772	349,701
Ono Pharmaceutical Co., Ltd.(a)	31,425	469,053
Oriental Land Co., Ltd.	61,381	1,078,127
ORIX Corp.	69,301	2,108,770
Osaka Gas Co., Ltd.	25,957	974,944
Otsuka Corp.	18,955	376,249
Otsuka Holdings Co., Ltd.	25,643	1,536,153
Pan Pacific International Holdings Corp.	122,270	725,963
Panasonic Holdings Corp.	129,662	1,779,427
Pola Orbis Holdings, Inc.(a)	21,817	191,143
Rakuten Group, Inc.*	88,807	532,520
Recruit Holdings Co., Ltd.	72,916	3,828,728
Renesas Electronics Corp.*	92,133	1,538,536
Resonac Holdings Corp.	13,843	803,156
Ricoh Co., Ltd.	40,983	361,849
Rohm Co., Ltd.	28,847	503,785
Ryohin Keikaku Co., Ltd.	31,394	627,025
Sanrio Co., Ltd.	11,449	352,911
Santen Pharmaceutical Co., Ltd.	31,317	352,839
Sanwa Holdings Corp.	14,736	334,345
SBI Holdings, Inc.	38,151	861,650
SCREEN Holdings Co., Ltd.	5,691	725,302
Secom Co., Ltd.	28,377	1,041,005
Sekisui Chemical Co., Ltd.	33,747	597,890
Sekisui House Ltd.(a)	45,602	1,016,334
Seven & I Holdings Co., Ltd.	124,520	1,784,738
Shimadzu Corp.	19,642	530,204
Shimamura Co., Ltd.	4,879	328,145
Shimano, Inc.	4,754	543,323
Shimizu Corp.	38,747	687,856
Shin-Etsu Chemical Co., Ltd.	103,530	3,442,275
Shionogi & Co., Ltd.	49,649	1,021,560
Shiseido Co., Ltd.(a)	24,570	418,738
Shizuoka Financial Group, Inc.	39,608	646,525
SMC Corp.	3,316	1,292,995
Socionext, Inc.	11,769	157,279
SoftBank Corp.	1,732,979	2,347,936
SoftBank Group Corp.	209,652	5,780,176
Sompo Holdings, Inc.	52,249	1,800,568
Sony Financial Group, Inc.*	315,136	317,669
Sony Group Corp.	324,910	7,274,985
Stanley Electric Co., Ltd.	13,553	267,528
Subaru Corp.	36,586	789,068
Sumitomo Corp.	60,815	2,463,587
Sumitomo Electric Industries Ltd.	46,326	2,019,292
Sumitomo Forestry Co., Ltd.(a)	35,932	390,044
Sumitomo Metal Mining Co., Ltd.	18,412	1,117,181
Sumitomo Mitsui Financial Group, Inc.	204,849	7,266,522
Sumitomo Realty & Development Co., Ltd.	40,868	1,137,871
Suntory Beverage & Food Ltd.	13,083	413,286
Suzuki Motor Corp.	102,593	1,400,960
Sysmex Corp.	29,345	279,069
Taisei Corp.	10,475	1,045,055
Takeda Pharmaceutical Co., Ltd.	92,275	3,135,651
TDK Corp.	110,640	1,420,834
Teijin Ltd.	30,157	292,167

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Terumo Corp.	85,024	$1,111,992
TIS, Inc.	14,797	431,459
Tobu Railway Co., Ltd.	21,314	376,788
Toho Co., Ltd.	7,997	408,352
Tokio Marine Holdings, Inc.	102,430	3,802,778
Tokyo Electric Power Co. Holdings, Inc.*	95,900	361,133
Tokyo Electron Ltd.	24,220	6,485,986
Tokyo Gas Co., Ltd.	21,063	934,768
Tokyu Corp.	41,990	475,130
Tokyu Fudosan Holdings Corp.	59,656	551,661
Tomy Co., Ltd.	8,275	146,178
TOPPAN Holdings, Inc.	16,940	523,157
Toray Industries, Inc.	99,127	731,597
Tosoh Corp.	27,472	448,962
TOTO Ltd.	11,388	358,856
Toyo Suisan Kaisha Ltd.	6,093	435,666
Toyota Industries Corp.(a)	10,410	1,333,136
Toyota Motor Corp.	573,862	13,035,216
Toyota Tsusho Corp.	43,588	1,584,042
Trend Micro, Inc.	8,519	334,111
Unicharm Corp.	80,507	490,265
USS Co., Ltd.	38,568	426,783
West Japan Railway Co.	34,207	700,505
Workman Co., Ltd.	3,115	128,429
Yakult Honsha Co., Ltd.	18,216	294,271
Yamaha Corp.	30,575	221,692
Yamaha Motor Co., Ltd.(a)	64,570	487,017
Yamato Holdings Co., Ltd.	24,351	318,950
Yaskawa Electric Corp.	17,816	567,650
Yokogawa Electric Corp.	19,444	646,369
Yokohama Financial Group, Inc.	81,266	739,644
Zenkoku Hosho Co., Ltd.	16,506	328,815
Zensho Holdings Co., Ltd.	6,166	334,841
Total Japan		301,694,273

Luxembourg — 0.1%
ArcelorMittal SA	23,169	1,267,352
Eurofins Scientific SE	6,792	550,580
RTL Group SA	2,038	89,344
Total Luxembourg		1,907,276

Macau — 0.1%
Galaxy Entertainment Group Ltd.	128,326	653,978
Sands China Ltd.	142,547	310,841
Total Macau		964,819

Netherlands — 4.3%
ABN AMRO Bank NV	33,898	1,252,554
Adyen NV*	1,410	2,102,470
Akzo Nobel NV	9,881	697,070
Argenx SE*(a)	3,285	2,750,462
ASM International NV	2,449	2,067,977
ASML Holding NV	20,817	30,104,387
ASR Nederland NV	10,647	774,921
BE Semiconductor Industries NV	3,855	754,417
Euronext NV	5,779	810,564
EXOR NV(a)	5,381	442,346
Heineken Holding NV	6,497	481,528
Heineken NV	15,004	1,237,690
ING Groep NV	161,596	4,771,483
Koninklijke Ahold Delhaize NV	51,349	2,013,447
Koninklijke KPN NV	230,018	1,124,121
Koninklijke Philips NV	41,625	1,194,903
Magnum Ice Cream Co. NV (The)*	26,423	471,325
	Shares	Value
Common Stocks (continued)

Netherlands (continued)
NN Group NV	16,411	$1,303,774
Randstad NV(a)	7,214	258,409
Universal Music Group NV	52,281	1,286,220
Wolters Kluwer NV	13,166	1,235,497
Total Netherlands		57,135,565

New Zealand — 0.3%
a2 Milk Co., Ltd. (The)	40,114	238,023
Auckland International Airport Ltd.	123,391	616,470
Contact Energy Ltd.	44,583	252,133
Fisher & Paykel Healthcare Corp., Ltd.	34,095	802,417
Mainfreight Ltd.	10,028	407,295
Meridian Energy Ltd.	104,848	358,308
Spark New Zealand Ltd.	174,311	238,277
Xero Ltd.*	9,255	607,836
Total New Zealand		3,520,759

Norway — 0.5%
Aker BP ASA	17,638	517,065
DNB Bank ASA	47,072	1,356,887
Equinor ASA	36,169	968,370
Kongsberg Gruppen ASA	23,116	796,016
Mowi ASA	24,989	576,366
Norsk Hydro ASA	82,489	741,787
Orkla ASA	42,885	510,203
Telenor ASA	38,780	654,477
Var Energi ASA	46,699	169,641
Vend Marketplaces ASA, Class B	9,304	258,018
Total Norway		6,548,830

Poland — 0.5%
Bank Polska Kasa Opieki SA	11,628	712,868
Dino Polska SA*	35,635	378,584
InPost SA*	15,601	244,989
KGHM Polska Miedz SA*	10,769	1,011,321
mBank SA*	982	288,240
ORLEN SA	40,525	1,237,174
Powszechna Kasa Oszczednosci Bank Polski SA	52,022	1,361,912
Powszechny Zaklad Ubezpieczen SA	45,232	896,364
Total Poland		6,131,452

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	601,643	654,480
EDP SA	173,937	893,295
Galp Energia SGPS SA	26,955	536,483
Total Portugal		2,084,258

Singapore — 1.4%
CapitaLand Ascendas REIT	350,686	787,593
CapitaLand Integrated Commercial Trust	525,146	989,045
Capitaland Investment Ltd.	181,867	441,411
DBS Group Holdings Ltd.	107,539	5,016,792
Genting Singapore Ltd.	522,662	302,724
Keppel Ltd.	100,235	863,332
Mapletree Industrial Trust	298,527	496,369
Oversea-Chinese Banking Corp., Ltd.	182,171	3,047,668
Seatrium Ltd.(a)	135,597	225,461
Singapore Exchange Ltd.	61,312	851,797
Singapore Technologies Engineering Ltd.	107,053	826,729
Singapore Telecommunications Ltd.	430,565	1,557,363
STMicroelectronics NV	36,648	1,039,169

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Singapore (continued)
United Overseas Bank Ltd.	67,691	$2,041,398
Total Singapore		18,486,851

South Africa — 0.2%
Anglo American PLC	57,680	2,697,480

South Korea — 7.0%
Alteogen, Inc.*	2,338	670,831
Celltrion, Inc.*	9,471	1,381,763
CJ CheilJedang Corp.	2,256	334,623
Coway Co., Ltd.*	6,711	388,841
DB Insurance Co., Ltd.	5,355	530,515
Delivery Hero SE*	12,886	361,785
Doosan Enerbility Co., Ltd.*	27,770	1,747,924
Ecopro BM Co., Ltd.*	4,037	650,677
Ecopro Co., Ltd.	8,356	943,344
Ecopro Materials Co., Ltd.*	4,069	190,814
Hana Financial Group, Inc.	20,685	1,438,494
Hankook Tire & Technology Co., Ltd.	13,895	612,986
Hanmi Semiconductor Co., Ltd.	4,914	720,338
Hanwha Aerospace Co., Ltd.*	1,986	1,793,664
Hanwha Vision Co., Ltd.*	4,375	187,839
HD Hyundai Electric Co., Ltd.	1,529	944,339
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,151	905,195
HLB, Inc.*	8,257	318,371
HMM Co., Ltd.	21,838	303,432
Hyundai Mobis Co., Ltd.	4,441	1,385,306
Hyundai Motor Co.	11,352	3,943,310
Industrial Bank of Korea	56,682	872,243
Kakao Corp.	19,900	848,868
KakaoBank Corp.	22,722	361,493
KB Financial Group, Inc.	23,415	2,199,325
Kia Corp.	16,364	1,734,852
Korea Electric Power Corp.*	22,725	920,430
Korea Zinc Co., Ltd.	388	507,845
Korean Air Lines Co., Ltd.*	32,343	523,546
Krafton, Inc.*	2,199	388,041
KT&G Corp.	10,106	1,080,529
LG Chem Ltd.	3,717	801,812
LG Corp.	10,907	694,853
LG Display Co., Ltd.*	62	503
LG Energy Solution Ltd.*	2,970	821,217
Meritz Financial Group, Inc.	6,321	512,039
POSCO Holdings, Inc.	5,410	1,306,082
Samsung Biologics Co., Ltd.*	826	1,001,369
Samsung C&T Corp.	6,653	1,393,552
Samsung Electro-Mechanics Co., Ltd.	5,441	1,054,633
Samsung Electronics Co., Ltd.	250,530	27,935,296
Samsung Episholdings Co., Ltd.*	449	189,033
Samsung Fire & Marine Insurance Co., Ltd.	2,702	940,463
Samsung Heavy Industries Co., Ltd.*	47,007	961,759
Samsung SDI Co., Ltd.*	4,612	1,249,604
Samsung SDS Co., Ltd.	4,726	568,341
SK Hynix, Inc.	29,693	18,751,519
SK Innovation Co., Ltd.	6,245	485,925
SK Square Co., Ltd.*	5,886	2,330,846
SK, Inc.	3,945	914,032
Woori Financial Group, Inc.	66,868	1,405,278
Yuhan Corp.*	5,431	407,495
Total South Korea		92,917,214

	Shares	Value
Common Stocks (continued)

Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	10,687	$1,203,365
Aena SME SA	39,679	1,238,169
Amadeus IT Group SA	24,262	1,634,246
Banco Bilbao Vizcaya Argentaria SA	301,464	7,692,787
Banco de Sabadell SA	275,146	1,081,822
Banco Santander SA	790,538	10,138,238
Bankinter SA	35,779	613,782
CaixaBank SA	196,169	2,603,280
Cellnex Telecom SA*	31,232	966,781
EDP Renovaveis SA(a)	19,826	301,902
Endesa SA(a)	19,810	732,700
Grifols SA(a)	26,627	341,794
Iberdrola SA	361,062	8,129,028
Industria de Diseno Textil SA	58,495	3,827,387
Naturgy Energy Group SA	17,925	564,674
Red Electrica Corp. SA(a)	29,124	505,507
Repsol SA	65,012	1,280,394
Telefonica SA(a)	224,151	910,652
Total Spain		43,766,508

Sweden — 3.1%
Alfa Laval AB	17,031	995,435
Assa Abloy AB, Class B	57,138	2,323,021
Atlas Copco AB, A Shares(a)	136,726	2,838,081
Atlas Copco AB, B Shares	83,698	1,514,218
Beijer Ref AB	26,944	386,099
Boliden AB*	17,114	1,211,402
Castellum AB(a)	30,956	385,016
Epiroc AB, Class A	36,110	1,018,573
Epiroc AB, Class B	22,979	576,795
EQT AB(a)	29,043	1,108,931
Essity AB, Class B(a)	33,802	1,005,020
Evolution AB(a)	7,139	466,619
Fastighets AB Balder, B Shares*	45,818	346,990
Getinge AB, B Shares(a)	13,304	293,666
H & M Hennes & Mauritz AB, B Shares(a)	29,421	592,757
Hexagon AB, B Shares	116,471	1,323,616
Industrivarden AB, A Shares	18,984	954,320
Indutrade AB	17,063	402,854
Investor AB, B Shares	125,514	4,866,153
Nibe Industrier AB, B Shares(a)	83,093	320,085
Saab AB, Class B	20,781	1,627,549
Sandvik AB	59,091	2,347,686
Securitas AB, B Shares	31,219	518,774
Skandinaviska Enskilda Banken AB, Class A	90,619	1,958,818
Skanska AB, B Shares	22,106	676,496
SKF AB, B Shares(a)	22,455	590,023
Svenska Cellulosa AB SCA, Class B(a)	36,255	456,861
Svenska Handelsbanken AB, A Shares(a)	87,598	1,391,316
Swedbank AB, A Shares	46,109	1,805,868
Tele2 AB, B Shares	36,050	663,599
Telefonaktiebolaget LM Ericsson, B Shares	153,384	1,674,839
Telia Co. AB	149,288	683,852
Trelleborg AB, B Shares	13,378	544,052
Volvo AB, B Shares(a)	95,644	3,500,653
Total Sweden		41,370,037

Switzerland — 4.3%
ABB Ltd.	85,661	7,415,314
Adecco Group AG	11,132	326,999
Avolta AG*	6,170	378,990

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Switzerland (continued)
Bachem Holding AG(a)	1,995	$181,352
Barry Callebaut AG(a)	208	365,192
Chocoladefabriken Lindt & Spruengli AG	106	1,522,447
Cie Financiere Richemont SA, Class A	28,273	5,490,848
DSM-Firmenich AG	10,525	828,898
EMS-Chemie Holding AG	532	415,209
Galderma Group AG	9,642	1,801,810
Geberit AG	1,955	1,496,874
Givaudan SA	436	1,691,797
Helvetia Baloise Holding AG	5,841	1,484,428
Julius Baer Group Ltd.	13,065	1,096,371
Kuehne + Nagel International AG(a)	2,808	651,632
Logitech International SA	8,507	736,194
Lonza Group AG	3,715	2,532,790
Partners Group Holding AG	1,240	1,690,799
PSP Swiss Property AG	4,103	825,875
Sandoz Group AG	23,304	1,851,488
Schindler Holding AG, Participating Certificate	3,628	1,404,934
SGS SA	9,826	1,184,148
SIG Group AG*(a)	20,485	317,630
Sika AG	8,524	1,641,594
Sonova Holding AG	2,870	788,267
Straumann Holding AG(a)	5,983	723,352
Swatch Group AG (The), Bearer(a)	2,303	547,301
Swiss Prime Site AG	6,404	1,091,936
Swisscom AG	1,630	1,340,958
Temenos AG	3,438	305,158
UBS Group AG	173,129	8,181,500
VAT Group AG	1,640	1,067,422
Zurich Insurance Group AG	7,906	5,636,509
Total Switzerland		57,016,016

Thailand — 0.0%(b)
Thai Beverage PCL	391,228	147,982

United Kingdom — 10.2%
3i Group PLC	53,042	2,439,089
Admiral Group PLC	15,178	572,770
Ashtead Group PLC	22,935	1,475,119
Associated British Foods PLC	17,391	454,625
AstraZeneca PLC	79,173	14,775,744
Autotrader Group PLC	51,493	380,158
Aviva PLC	170,019	1,483,376
BAE Systems PLC	162,422	4,399,723
Barclays PLC	737,754	4,922,207
Barratt Redrow PLC	78,993	420,802
Beazley PLC	35,155	546,576
Berkeley Group Holdings PLC	6,171	348,888
British American Tobacco PLC	113,823	6,835,034
British Land Co. PLC (The)	59,420	338,224
BT Group PLC	314,099	824,762
Bunzl PLC	21,087	592,622
Burberry Group PLC*	20,507	309,267
Centrica PLC	277,664	727,566
CK Hutchison Holdings Ltd.	161,441	1,307,495
Compass Group PLC	93,135	2,795,085
Convatec Group PLC	103,916	327,977
Croda International PLC	8,493	317,935
DCC PLC	5,410	344,171
Diageo PLC	121,804	2,800,524
Entain PLC	33,923	281,633
Halma PLC	21,815	1,060,919
Howden Joinery Group PLC	33,857	388,873
	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
HSBC Holdings PLC	912,075	$16,088,005
ICG PLC	15,608	388,738
IMI PLC	16,130	611,352
Imperial Brands PLC	43,291	1,821,391
Informa PLC	71,052	858,010
InterContinental Hotels Group PLC	8,124	1,095,115
International Consolidated Airlines Group SA	120,804	693,264
Intertek Group PLC	8,517	521,728
JD Sports Fashion PLC	150,412	168,796
Kingfisher PLC	105,947	490,677
Land Securities Group PLC	49,833	444,834
Legal & General Group PLC	304,797	1,108,801
Lloyds Banking Group PLC	3,183,580	4,759,665
London Stock Exchange Group PLC	26,735	2,979,727
M&G PLC	120,475	511,506
Marks & Spencer Group PLC	116,713	586,344
Melrose Industries PLC	70,194	602,987
National Grid PLC	267,890	4,538,172
NatWest Group PLC	427,063	3,898,321
Next PLC	6,616	1,204,304
Pearson PLC	39,793	522,797
Persimmon PLC	19,138	369,246
Reckitt Benckiser Group PLC*	36,983	3,091,686
RELX PLC	98,717	3,493,628
Rentokil Initial PLC	142,734	882,772
Rightmove PLC	45,572	309,179
Rolls-Royce Holdings PLC	453,769	7,540,711
Sage Group PLC (The)	55,742	732,334
Segro PLC	70,967	738,759
Severn Trent PLC	16,181	650,144
Smith & Nephew PLC	48,606	828,409
Smiths Group PLC	20,242	697,205
Spirax Group PLC	4,404	439,052
SSE PLC	69,014	2,293,743
St James’s Place PLC	28,954	603,929
Standard Chartered PLC	98,637	2,520,304
Taylor Wimpey PLC	219,145	321,021
Tesco PLC	360,793	2,105,158
Unilever PLC	116,035	7,866,712
United Utilities Group PLC	41,552	711,036
Vodafone Group PLC	1,018,950	1,501,725
Weir Group PLC (The)	15,561	688,867
Whitbread PLC	10,663	398,584
Wise PLC, Class A*	42,219	546,327
WPP PLC	63,181	261,661
Total United Kingdom		134,957,890

United States — 7.7%
Aegon Ltd.	81,299	636,209
Alcon AG	27,487	2,228,087
Amrize Ltd.*	27,516	1,448,963
AP Moller - Maersk A/S, Class B(a)	350	871,487
BP PLC	830,807	5,287,669
Experian PLC	50,238	1,901,341
Ferrovial SE	26,579	1,802,963
GQG Partners, Inc.	36,986	40,680
GSK PLC	212,291	5,466,552
Haleon PLC	490,643	2,551,077
Holcim AG*	27,445	2,834,849
James Hardie Industries PLC*(a)	30,466	707,092
Nestle SA	133,747	12,753,772
Novartis AG	102,370	15,237,516
QIAGEN NV	10,848	575,838

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

United States (continued)
Roche Holding AG	38,834	$17,685,973
Samsonite Group SA	88,807	224,926
Sanofi SA	57,624	5,429,371
Schneider Electric SE	29,238	8,427,951
Shell PLC	307,923	11,805,976
Stellantis NV	122,105	1,203,647
Swiss Re AG	16,409	2,630,597
Total United States		101,752,536

Total Common Stocks
(Cost $947,031,020)		1,307,703,294

Preferred Stocks — 0.5%

Germany — 0.2%
Henkel AG & Co. KGaA, 2.75%(a)	9,323	822,520
Volkswagen AG, 6.20%(a)	13,334	1,628,322
Total Germany		2,450,842

South Korea — 0.3%
Samsung Electronics Co., Ltd., 1.43%	46,780	3,815,459

Total Preferred Stocks
(Cost $4,114,870)		6,266,301

Right — 0.0%(b)
Spain — 0.0%(b)
ACS Actividades de Construccion y Servicios SA*(a)
(Cost $5,648)	10,561	5,830

Investment Company — 0.2%

International Equity Core Funds — 0.2%
Vanguard FTSE Developed Markets ETF
(Cost $2,723,079)	43,398	2,872,947

Short-Term Investments — 0.6%

Money Market Funds — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(c)(d)	7,762,385	7,762,385
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(c)	539,036	539,036

Total Short-Term Investments
(Cost $8,301,421)		8,301,421

Total Investments — 100.4% (Cost $962,176,038)		1,325,149,793
Other Assets and Liabilities, Net — (0.4)%		(4,882,280)
Net Assets — 100.0%		$1,320,267,513

		% of
Industry	Value	Net Assets
Financials	$308,160,681	23.4%
Industrials	255,295,424	19.3
Information Technology	159,023,941	12.1
Health Care	135,918,197	10.3
Consumer Discretionary	120,887,639	9.2
Consumer Staples	88,452,296	6.7
Materials	76,850,449	5.8
Communication Services	48,663,502	3.7
Utilities	47,505,120	3.6
Energy	39,790,678	3.0
Real Estate	33,236,683	2.5
Money Market Funds	8,301,421	0.6
Investment Companies	2,872,948	0.2
Chemicals	190,814	0.0 (b)
Total Investments	$1,325,149,793	100.4%
Other Assets and Liabilities, Net	(4,882,280)	(0.4)
Total Net Assets	$1,320,267,513	100 .0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $29,393,232; total market value of collateral held by the Fund was $31,142,793. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $23,380,408.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2026.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

Total Return Swap contracts outstanding at January 31, 2026:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	10/12/2027	Monthly	$2,496,534	$—

At January 31, 2026, there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of January 31, 2026.

Abbreviations

FEDEF — Federal Funds Effective Rate

Forward Foreign Currency Contracts Outstanding as of January 31, 2026:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2026	Unrealized Appreciation
Swiss Franc	02/06/26	Morgan Stanley	42,575,797	$55,310,051	$55,322,982	$12,931
Danish Krone	02/05/26	Morgan Stanley	64,728,806	10,312,944	10,314,536	1,592
Euro	02/05/26	Morgan Stanley	164,300,041	195,487,672	195,503,401	15,729
Great British Pound	02/05/26	Morgan Stanley	62,391,434	85,612,091	85,616,276	4,185
Hong Kong Dollar	02/05/26	Morgan Stanley	92,741,639	11,876,915	11,877,177	262
Japanese Yen	02/06/26	Morgan Stanley	22,245,062,547	144,248,865	144,274,135	25,270
South Korean Won#	02/05/26	Morgan Stanley	54,989,260,176	38,006,010	38,209,783	203,773
New Zealand Dollar	02/05/26	Morgan Stanley	2,312,017	1,398,594	1,398,668	74
Polish Zloty	02/05/26	Morgan Stanley	9,523,966	2,692,860	2,693,122	262
Swedish Krona	02/05/26	Morgan Stanley	172,718,939	19,513,228	19,515,908	2,680
Singapore Dollar	02/05/26	Morgan Stanley	10,789,894	8,503,860	8,505,457	1,597
Unrealized Appreciation				$572,963,090	$573,231,445	$268,355

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2026	Unrealized Appreciation
Hong Kong Dollar	02/05/26	Morgan Stanley	(92,741,639)	$(11,927,290)	$(11,877,177)	$50,113
Unrealized Appreciation				$(11,927,290)	$(11,877,177)	$50,113

Total Unrealized Appreciation						$318,468

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2026	Unrealized (Depreciation)
Australian Dollar	02/05/26	Morgan Stanley	59,017,586	$41,346,912	$41,344,476	$(2,436)
Israeli Shekel	02/05/26	Morgan Stanley	21,227,039	6,869,448	6,868,925	(523)
Norwegian Krone	02/05/26	Morgan Stanley	31,474,333	3,278,878	3,278,840	(38)
Unrealized Depreciation				$51,495,238	$51,492,241	$(2,997)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2026	Unrealized (Depreciation)
Australian Dollar	02/05/26	Morgan Stanley	(59,017,586)	$(39,367,251)	$(41,344,476)	$(1,977,225)
Australian Dollar	03/03/26	Morgan Stanley	(59,974,500)	(41,997,863)	(42,013,160)	(15,297)
Swiss Franc	02/05/26	Morgan Stanley	(42,575,797)	(53,898,706)	(55,322,982)	(1,424,276)
Swiss Franc	03/03/26	Morgan Stanley	(42,742,108)	(55,658,932)	(55,679,902)	(20,970)
Danish Krone	02/05/26	Morgan Stanley	(64,728,806)	(10,192,173)	(10,314,536)	(122,363)
Danish Krone	03/03/26	Morgan Stanley	(69,981,295)	(11,163,329)	(11,167,413)	(4,084)
Euro	02/05/26	Morgan Stanley	(164,300,041)	(193,162,398)	(195,503,401)	(2,341,003)
Euro	03/03/26	Morgan Stanley	(170,027,301)	(202,489,321)	(202,552,283)	(62,962)
British Pound	02/05/26	Morgan Stanley	(62,391,434)	(83,903,940)	(85,616,276)	(1,712,336)
British Pound	03/03/26	Morgan Stanley	(64,152,138)	(87,999,156)	(88,030,217)	(31,061)
Hong Kong Dollar	03/03/26	Morgan Stanley	(99,421,479)	(12,739,562)	(12,743,754)	(4,192)
Israeli Shekel	02/05/26	Morgan Stanley	(21,227,039)	(6,659,900)	(6,868,925)	(209,025)
Israeli Shekel	03/03/26	Morgan Stanley	(22,643,053)	(7,326,434)	(7,328,604)	(2,170)
Japanese Yen	02/05/26	Morgan Stanley	(22,245,062,547)	(142,260,424)	(144,274,135)	(2,013,711)
Japanese Yen	03/03/26	Morgan Stanley	(23,269,679,259)	(151,170,265)	(151,222,246)	(51,981)

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2026 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2026	Unrealized (Depreciation)
South Korean Won#	02/05/26	Morgan Stanley	(54,989,260,176)	$(38,100,934)	$(38,209,782)	$(108,848)
South Korean Won#	03/03/26	Morgan Stanley	(70,093,729,335)	(48,474,058)	(48,754,465)	(280,407)
Norwegian Krone	02/05/26	Morgan Stanley	(31,474,333)	(3,120,203)	(3,278,840)	(158,637)
Norwegian Krone	03/03/26	Morgan Stanley	(33,664,334)	(3,505,586)	(3,506,635)	(1,049)
New Zealand Dollar	02/05/26	Morgan Stanley	(2,312,017)	(1,331,173)	(1,398,668)	(67,495)
New Zealand Dollar	03/03/26	Morgan Stanley	(2,333,251)	(1,412,364)	(1,412,799)	(435)
Polish Zloty	02/05/26	Morgan Stanley	(9,523,966)	(2,647,713)	(2,693,122)	(45,409)
Polish Zloty	03/03/26	Morgan Stanley	(10,451,172)	(2,953,884)	(2,955,086)	(1,202)
Swedish Krona	02/05/26	Morgan Stanley	(172,718,939)	(18,763,630)	(19,515,908)	(752,278)
Swedish Krona	03/03/26	Morgan Stanley	(183,187,345)	(20,716,905)	(20,724,401)	(7,496)
Singapore Dollar	02/05/26	Morgan Stanley	(10,789,894)	(8,405,316)	(8,505,457)	(100,141)
Singapore Dollar	03/03/26	Morgan Stanley	(11,431,033)	(9,022,624)	(9,026,296)	(3,672)
Unrealized Depreciation				$(1,258,444,044)	$(1,269,963,769)	$(11,519,725)

Total Unrealized Depreciation						$(11,522,722)

Net Unrealized Appreciation (Depreciation)						$(11,204,254)

As of January 31, 2026, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$1,307,703,294	$—	$—	$1,307,703,294
Preferred Stocks	6,266,301	—	—	6,266,301
Right	5,830	—	—	5,830
Investment Company	2,872,947	—	—	2,872,947
Short-Term Investments:
Money Market Funds	8,301,421	—	—	8,301,421
Total Investments in Securities	1,325,149,793	—	—	1,325,149,793
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	—	318,468	—	318,468
Swap Contracts	—	—	—	—
Total Other Financial Instruments	—	318,468	—	318,468
Total Investments in Securities and Other Financial Instruments	$1,325,149,793	$318,468	$—	$1,325,468,261

Liability Valuation Inputs
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	—	(11,522,722)	—	(11,522,722)

(g)	For a complete listing of investments and their countries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.